SHARE CAPITAL (Details 6) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE CAPITAL
Risk-free interest rate	3.25%	1.87%
Share price at grant date	$ 0.19	$ 0.27
Exercise price	$ 0.19	$ 0.27
Expected life	5 years	5 years
Expected volatility	65.06%	63.97%
Forfeiture rate	7.50%	7.50%